Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefits and Other Expenses

Note 21: Employee Benefits and Other Expenses
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009, and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees’ Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after
June 30, 2009. Investment credits continue to be allocated to participants’ accounts based on their accumulated balances.
We did not make a contribution to our Cash Balance Plan in 2021. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2022. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments.
We recognize settlement losses for our Cash Balance Plan based on an assessment of whether lump sum benefit payments will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). Settlement losses of $133 million and $121 million were recognized during 2021 and 2020, respectively, representing the pro rata portion of the net loss in cumulative other comprehensive income based on the percentage reduction in the Cash Balance Plan’s projected benefit obligation attributable to 2021 and 2020 lump sum payments (included in the “Benefits paid” line in Table 21.1). Settlement losses were not recognized in 2019 as lump sum payments did not exceed the 2019 threshold.
Our nonqualified defined benefit plans are unfunded and provide supplemental defined benefit pension benefits to certain eligible employees. The benefits under these plans were frozen in prior years.
We provide health care and life insurance benefits for certain retired employees, and we reserve the right to amend, modify or terminate any of the benefits at any time.
The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.
Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which primarily reflected changes in the discount rates at December 31, 2021 and 2020, respectively.
Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,956	556	491	11,116	572	525
Service cost	17	—	—	14	—	—
Interest cost	296	12	11	325	16	16
Plan participants’ contributions	—	—	40	—	—	43
Actuarial loss (gain)	(414)	(18)	(34)	1,205	25	(15)
Benefits paid	(818)	(49)	(69)	(706)	(57)	(78)
Settlements, Curtailments, and Amendments	(2)	—	—	(1)	—	—
Foreign exchange impact	(3)	—	—	3	—	—
Benefit obligation at end of year	11,032	501	439	11,956	556	491

Change in plan assets:
Fair value of plan assets at beginning of year	12,061	—	549	10,763	—	540
Actual return on plan assets	324	—	25	1,291	—	38
Employer contribution	15	49	5	712	57	6
Plan participants’ contributions	—	—	40	—	—	43
Benefits paid	(818)	(49)	(69)	(706)	(57)	(78)
Settlement	—	—	—	(1)	—	—
Foreign exchange impact	(1)	—	—	2	—	—
Fair value of plan assets at end of year	11,581	—	550	12,061	—	549
Funded status at end of year	$549	(501)	111	105	(556)	58
Amounts recognized on the consolidated balance sheet at end of year:
Assets	$620	—	133	181	—	84
Liabilities	(71)	(501)	(22)	(76)	(556)	(26)
Table 21.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 21.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2021		December 31, 2020
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$664	N/A	715	N/A
Accumulated benefit obligation	631	22	684	26
Fair value of plan assets	91	—	82	—
Table 21.3 presents the components of net periodic benefit cost and other comprehensive income (OCI). Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on the consolidated statement of income.

Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2021			December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$17	—	—	14	—	—	11	—	—
Interest cost	296	12	11	325	16	16	419	22	23
Expected return on plan assets	(598)	—	(19)	(603)	—	(21)	(567)	—	(28)
Amortization of net actuarial loss (gain)	140	15	(20)	157	14	(19)	148	10	(17)
Amortization of prior service credit	—	—	(10)	—	—	(10)	—	—	(10)
Settlement loss	134	2	—	121	3	—	—	2	—
Net periodic benefit cost	(11)	29	(38)	14	33	(34)	11	34	(32)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(142)	(18)	(40)	517	25	(32)	38	49	(47)
Amortization of net actuarial gain (loss)	(140)	(15)	20	(157)	(14)	19	(148)	(10)	17
Amortization of prior service credit	—	—	10	—	—	10	—	—	10
Settlement	(134)	(2)	—	(121)	(3)	—	—	(2)	—
Total recognized in other comprehensive income	(416)	(35)	(10)	239	8	(3)	(110)	37	(20)
Total recognized in net periodic benefit cost and other comprehensive income	$(427)	(6)	(48)	253	41	(37)	(99)	71	(52)
Table 21.4 provides the amounts recognized in cumulative OCI (pre-tax).

Table 21.4: Benefits Recognized in Cumulative OCI

	December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,049	159	(390)	3,465	194	(370)
Net prior service cost (credit)	1	—	(126)	1	—	(136)
Total	$3,050	159	(516)	3,466	194	(506)
Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 21.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.

Table 21.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	2.85%	2.60	2.71	2.46	2.15	2.31
Interest crediting rate	2.69	1.25	N/A	2.66	0.87	N/A

Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2021			December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	2.63%	2.32	2.31	2.95	3.12	3.10	4.30	4.10	4.24
Interest crediting rate	2.68	1.08	N/A	2.68	1.46	N/A	3.22	2.05	N/A
Expected return on plan assets	5.17	N/A	3.50	5.74	N/A	4.00	6.24	N/A	5.75
To account for postretirement health care plans, we used health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation, we assumed an average annual increase of approximately 7.50% for health care costs in 2022. This rate is assumed to trend down 0.30%-0.40% per year until the trend rate reaches an ultimate rate of 4.50% in 2030. The 2021 periodic benefit cost was determined using an initial annual trend rate of 7.80%. This rate was assumed to decrease 0.30%-0.40% per year until the trend rate reached an ultimate rate of 4.50% in 2030.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk, given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a moderate amount of long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies, coupled with an investment strategy for the fixed income assets that is generally designed to approximate the interest rate sensitivity of the Cash Balance Plan’s benefit obligations. The Cash Balance Plan currently has a target asset allocation mix comprised of the following ranges: 75%-85% fixed income, 10%-20% equities, and 0%-10% in real estate, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 50%-60% equities and 40%-50% fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust, which are predominantly invested in fixed income securities and cash. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Year ended December 31,
2022	$859	44	38
2023	734	42	36
2024	690	41	34
2025	696	39	33
2026	694	38	31
2027-2031	3,284	161	135

Fair Value of Plan Assets
Table 21.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 17 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.
Table 21.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2021
Cash and cash equivalents	$2	242	—	244	40	143	—	183
Long duration fixed income (1)	1,562	6,827	1	8,390	—	—	—	—
Intermediate (core) fixed income (2)	—	429	—	429	—	193	—	193
High-yield fixed income	—	134	—	134	—	—	—	—
International fixed income	—	83	—	83	—	—	—	—
Domestic large-cap stocks (3)	378	57	—	435	11	67	—	78
Domestic mid-cap stocks	104	60	—	164	—	20	—	20
Domestic small-cap stocks	94	6	—	100	—	11	—	11
Global stocks (4)	—	204	—	204	—	—	—	—
International stocks (5)	139	216	—	355	11	24	—	35
Emerging market stocks	30	96	—	126	—	—	—	—
Real estate	87	28	1	116	—	—	—	—
Hedge funds/absolute return	—	54	—	54	—	—	—	—
Other	111	45	9	165	6	—	24	30
Plan investments – excluding investments at NAV	$2,507	8,481	11	10,999	68	458	24	550
Investments at NAV (6)				533				—
Net receivables				49				—
Total plan assets				$11,581				550
December 31, 2020
Cash and cash equivalents	$68	154	—	222	46	145	—	191
Long duration fixed income (1)	1,032	6,092	—	7,124	—	—	—	—
Intermediate (core) fixed income (2)	—	333	—	333	—	186	—	186
High-yield fixed income	—	232	—	232	—	—	—	—
International fixed income	—	136	—	136	—	—	—	—
Domestic large-cap stocks (3)	647	242	—	889	—	74	—	74
Domestic mid-cap stocks	216	121	—	337	—	20	—	20
Domestic small-cap stocks	212	10	—	222	—	12	—	12
Global stocks (4)	—	417	—	417	—	—	—	—
International stocks (5)	260	440	1	701	12	25	—	37
Emerging market stocks	51	216	—	267	—	—	—	—
Real estate	133	44	2	179	—	—	—	—
Hedge funds/absolute return	73	77	—	150	—	—	—	—
Other	174	65	9	248	5	—	24	29
Plan investments – excluding investments at NAV	$2,866	8,579	12	11,457	63	462	24	549
Investments at NAV (6)				572				—
Net receivables				32				—
Total plan assets				$12,061				549
(1)This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 11 years and 12 years for December 31, 2021 and 2020 , respectively, and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
(2)This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg U.S. Aggregate Bond Index or comparable index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
(3)This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets in both years.
(4)This category consists of four and five unique investment strategies for December 31, 2021 and 2020, respectively, providing exposure to broadly diversified, global equity investments with no single strategy representing more than 1.0% and 1.5% of total Plan assets for December 31, 2021 and 2020, respectively.
(5)This category includes assets diversified across five unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 1.5% of total plan assets in both years.
(6)Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Table 21.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 21.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses) (1)	Purchases, sales and settlements (net)	Transfer into/(out of) Level 3	Balance end of year
(in millions)
Year ended December 31, 2021
Pension plan assets	$12	6	(8)	1	11
Other benefits plan assets	24	—	—	—	24
Year ended December 31, 2020
Pension plan assets	16	(1)	(4)	1	12
Other benefits plan assets	24	—	—	—	24
(1)Represents unrealized and realized gains (losses).
VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.
Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the fund’s NAV per share held at year-end. The NAV per share is quoted on a private market that is not active; however, the NAV per share is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV per share held at year-end and in interest-bearing bank accounts.
Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV and collective investment funds described above.
Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.
Real Estate – includes investments in real estate, which are valued at fair value based on an income capitalization valuation approach. Market values are estimates, and the actual market price of the real estate can only be determined by negotiation between independent third parties in sales transactions. This group of assets also includes investments in exchange-traded equity securities and collective investment funds described above.
Hedge Funds / Absolute Return – includes investments in registered investment companies, collective investment funds, and limited partnerships, as described above.
Other – insurance contracts that are stated at cash surrender value. This group of assets also includes investments in registered investment companies and collective investment funds described above.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Defined Contribution Retirement Plans
We sponsor a qualified defined contribution retirement plan, the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after 1 month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits.
Effective January 2021, we implemented the following changes to the 401(k) Plan employer contributions: (1) with some exceptions, employees with one year of service must be employed in a benefit-eligible position on December 15; (2) added a new non-discretionary base contribution of 1% of certified compensation for employees with annual compensation of less than $75,000; (3) replaced the discretionary profit sharing contribution with a discretionary contribution for eligible employees with annual compensation of less than $150,000; and (4) revised the matching contribution vesting and timing. Eligible employees are 100% vested in their base and discretionary contributions after three years of service. A three-year service vesting requirement for matching contributions applies to employees hired after December 31, 2020. Base and matching contributions are made annually at year-end, and the discretionary contribution, if awarded, is made no later than the due date for the Company’s federal income tax return (including extensions) for the plan year. Additionally, we added installment payment options to the existing lump sum and partial lump sum distribution options and added optional advisory services.
Prior to January 2021, eligible employees who completed one year of service were eligible to receive the matching contributions quarterly, which are dollar for dollar up to 6% of certified compensation, and a discretionary profit sharing contribution up to 4% of certified compensation, if awarded, paid following the plan year. Matching contributions were 100% vested, and the discretionary profit sharing contributions required three years of vesting service (no change).
Total defined contribution retirement plan expenses were $1.1 billion in each of 2021, 2020 and 2019.

Other Expenses
Regulatory Charges and Assessments expense, which is included in other noninterest expense, was $842 million, $834 million, and $723 million in 2021, 2020 and 2019, respectively, and primarily consisted of Federal Deposit Insurance Corporation (FDIC) deposit assessment expense.